Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Summary of related-party transactions
Compensation of key management personnel of the Group

	Amounts in thousands USD
	For the year ended December 31, 2022	For the year ended December 31, 2021 (1)	For the year ended December 31, 2020 (1)
Wages and salaries	$1,923	$1,928	$634
Share-based compensation expense	2,191	832	—
Variable / bonus expense	1,068	787	204
Pension costs - defined contribution plans	291	303	90
	$5,473	$3,850	$928

(1) For years ending December 31, 2021 ad 2020, we have restated to show separately variable / bonus expense, include share-based compensation expense, and exclude social charges expense.